Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALAMOS INVESTMENT TRUST/IL
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Supplement [Text Block]	cit_SupplementTextBlock

CALAMOS® FAMILY OF FUNDS

Supplement dated August 30, 2018 to the

CALAMOS® FAMILY OF FUNDS Prospectus dated March 1, 2018,

as supplemented on June 29, 2018

This Supplement supersedes the corresponding information in the

Supplement dated June 29, 2018.

Effective immediately, the Average Annual Total Return table for Global Convertible Fund on page 75 of the Prospectus shall be replaced in its entirety as follows:

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.17
	INCEPTION DATE OF CLASS	ONE YEAR	SINCE INCEPTION

Class A	12.31.14
Load Adjusted Return before taxes		8.72%	3.50%
Load Adjusted Return after taxes on distributions		7.72%	2.79%
Load Adjusted Return after taxes on distributions and sale of Fund shares		5.54%	2.48%
Class C	12.31.14
Load Adjusted Return before taxes		12.30%	4.44%
Class I	12.31.14
Load Adjusted Return before taxes		14.45%	5.47%
Thomson Reuters Global Convertible Bond Index (USD)		12.83%	4.55%
ICE BofAML Global 300 Convertible Index		16.06%	8.02%
Effective July 1, 2018, the Thomson Reuters Global Convertible Bond Index (USD) replaced the ICE BofAML Global 300 Convertible Index as the Fund’s primary benchmark because it more closely aligns with the Fund‘s investment universe. The Thomson Reuters Global Convertible Bond Index (USD) is designed to represent the global convertible market. The ICE BofAML Global 300 Convertible Index is a global convertible index composed of companies representative of the market structure of countries in North America, Europe and the Asia/Pacific region.

Calamos Global Convertible Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cit_SupplementTextBlock

CALAMOS® FAMILY OF FUNDS

Supplement dated August 30, 2018 to the

CALAMOS® FAMILY OF FUNDS Prospectus dated March 1, 2018,

as supplemented on June 29, 2018

This Supplement supersedes the corresponding information in the

Supplement dated June 29, 2018.

Effective immediately, the Average Annual Total Return table for Global Convertible Fund on page 75 of the Prospectus shall be replaced in its entirety as follows:

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.17
	INCEPTION DATE OF CLASS	ONE YEAR	SINCE INCEPTION

Class A	12.31.14
Load Adjusted Return before taxes		8.72%	3.50%
Load Adjusted Return after taxes on distributions		7.72%	2.79%
Load Adjusted Return after taxes on distributions and sale of Fund shares		5.54%	2.48%
Class C	12.31.14
Load Adjusted Return before taxes		12.30%	4.44%
Class I	12.31.14
Load Adjusted Return before taxes		14.45%	5.47%
Thomson Reuters Global Convertible Bond Index (USD)		12.83%	4.55%
ICE BofAML Global 300 Convertible Index		16.06%	8.02%
Effective July 1, 2018, the Thomson Reuters Global Convertible Bond Index (USD) replaced the ICE BofAML Global 300 Convertible Index as the Fund’s primary benchmark because it more closely aligns with the Fund‘s investment universe. The Thomson Reuters Global Convertible Bond Index (USD) is designed to represent the global convertible market. The ICE BofAML Global 300 Convertible Index is a global convertible index composed of companies representative of the market structure of countries in North America, Europe and the Asia/Pacific region.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Thomson Reuters Global Convertible Bond Index (USD) is designed to represent the global convertible market. The ICE BofAML Global 300 Convertible Index is a global convertible index composed of companies representative of the market structure of countries in North America, Europe and the Asia/Pacific region.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 1, 2018, the Thomson Reuters Global Convertible Bond Index (USD) replaced the ICE BofAML Global 300 Convertible Index as the Fund’s primary benchmark because it more closely aligns with the Fund‘s investment universe.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Effective July 1, 2018, the Thomson Reuters Global Convertible Bond Index (USD) replaced the ICE BofAML Global 300 Convertible Index as the Fund’s primary benchmark because it more closely aligns with the Fund‘s investment universe. The Thomson Reuters Global Convertible Bond Index (USD) is designed to represent the global convertible market. The ICE BofAML Global 300 Convertible Index is a global convertible index composed of companies representative of the market structure of countries in North America, Europe and the Asia/Pacific region.
Average Annual Return Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.17
Calamos Global Convertible Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	8.72%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.50%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
Calamos Global Convertible Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	12.30%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.44%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
Calamos Global Convertible Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	14.45%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.47%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
Calamos Global Convertible Fund | Load Adjusted Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	7.72%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.79%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
Calamos Global Convertible Fund | Load Adjusted Return after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	5.54%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.48%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
Calamos Global Convertible Fund | Thomson Reuters Global Convertible Bond Index (USD)
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	12.83%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.55%
Calamos Global Convertible Fund | ICE BofAML Global 300 Convertible Index
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	16.06%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.02%